Unaudited Condensed Consolidated Interim Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Statement of cash flows [abstract]
Loss for the period	$ (86,854)	$ (184,471)
Adjustments for non-cash items:
Gain on extinguishment of SARs liability		(4,803)
Share listing expense		83,411
Share-based payment expense	11,911	5,555
Depreciation and amortization	10,934	9,977
Loss on disposal of property, plant and equipment	323
Change in allowance for receivables	18,500
Share of net loss of joint venture	2,706	1,266
Finance income	(122,480)	(50,968)
Finance costs	64,300	52,406
Exchange rate difference	3,081	(4,744)
Income tax benefit	(49,854)	(17,073)
Operating cash flow before movement in working capital	(147,433)	(109,444)
(Increase) in inventories	(7,896)	(15,606)
Decrease in trade receivables	16,665	24,092
Increase / (decrease) in liabilities with related parties	(102)	2,825
(Increase) / decrease in contract assets	1,215	(20,398)
(Increase) / decrease in other assets	3,711	(11,384)
Increase / (decrease) in trade and other payables	(6,182)	17,408
Increase / (decrease) in contract liabilities	37,679	(12,226)
Increase / (decrease) in other liabilities	4,395	(6,963)
Cash used in operations	(97,948)	(131,696)
Interest received	25	8
Interest paid	(29,427)	(9,220)
Income tax paid	(652)	(248)
Net cash used in operating activities	(128,002)	(141,156)
Cash flows from investing activities
Acquisition of property, plant and equipment	(22,594)	(17,660)
Disposal of property, plant and equipment	133	379
Acquisition of intangible assets	(2,764)	(9,309)
Restricted cash in connection with the amended bond agreement		(14,914)
Net cash used in investing activities	(25,225)	(41,504)
Cash flows from financing activities
Repayments of borrowings	(84,507)	(1,414)
Repayments of principal portion of lease liabilities	(3,700)	(5,033)
Proceeds from new borrowings	93,561	10,786
Gross proceeds from the private placement equity offering fee	136,877
Gross private placement equity offering fee paid	(4,141)
Proceeds from warrants	6,365
Gross proceeds from the PIPE Financing		174,930
Gross PIPE Financing fees paid		(5,561)
Proceeds from the Capital Reorganization	8,306	9,827
Proceeds from loans from related parties		110,000
Net cash generated from financing activities	144,455	293,535
(Decrease) increase in cash and cash equivalents	(8,772)	110,875
Cash and cash equivalents at the beginning of the period	66,427	17,556
Effect of movements in exchange rates on cash held	2,811	7
Cash and cash equivalents at the end of the period	$ 60,466	$ 128,438